                                                                                    UNITED STATES
                                                                         SECURITIES AND EXCHANGE COMMISSION
                                                                               WASHINGTON, D.C. 20549

                                                                                      FORM N-PX

                                                                        ANNUAL REPORT OF PROXY VOTING RECORD
                                                                                         OF
                                                                     REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                                                      811-3919

  NAME OF REGISTRANT:                                                                      VANGUARD STAR FUNDS

  ADDRESS OF REGISTRANT:                                                                   PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:                                                   HEIDI STAM
                                                                                           PO BOX 876
                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
  DATE OF FISCAL YEAR END:                                                                 OCTOBER 31

  DATE OF REPORTING PERIOD:                    JULY 1, 2007 - JUNE 30, 2008

  FUND:                VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
                       The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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                                                                                     SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD STAR FUNDS

  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman _Chief Executive Officer
  Date:      August 28, 2008

       *  By Power of Attorney.  Filed on January 18, 2008, see File Number 2-29601.
           Incorporated by Reference.